UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-934-5550

Date of fiscal year end: 06/30/2015

Date of reporting period: 03/31/2015

Item 1.                          Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCK - 99.40%	Shares	Fair Value

Consumer Discretionary - 25.55%
Amazon.com, Inc. (a)	3,380	$1,257,698
AutoZone, Inc. (a)	1,400	955,024
Dollar Tree, Inc. (a)	16,000	1,298,320
Domino's Pizza, Inc.	11,400	1,146,270
DR Horton, Inc.	34,300	976,864
Home Depot, Inc.	7,000	795,270
PetMed Express, Inc.	51,500	850,780
Service Corp International	36,100	940,405
Starbucks Corp.	10,500	994,350
Yum! Brands, Inc.	10,000	787,200
		10,002,181
Consumer Staples - 6.53%
Dr Pepper Snapple Group, Inc.	10,900	855,432
Wal-Mart Stores, Inc.	9,000	740,250
Whole Foods Market, Inc.	18,400	958,272
		2,553,954
Energy - 10.94%
ConocoPhillips	12,200	759,572
EOG Resources, Inc.	9,800	898,562
National Oilwell Varco, Inc.	18,700	934,813
Occidental Petroleum Corp.	10,200	744,600
Schlumberger Ltd.	11,300	942,872
		4,280,419
Financials - 13.67%
Ezcorp, Inc. (a) - Class A	104,800	956,824
Federated Investors, Inc. - Class B	36,500	1,236,985
First Niagara Financial Group, Inc.	113,000	998,920
Lincoln National Corp.	16,900	971,074
Umpqua Holdings Corp.	69,000	1,185,420
		5,349,223
Health Care - 19.67%
Edwards Lifesciences Corp. (a)	6,000	854,760
IDEXX Laboratories, Inc. (a)	6,200	957,776
InVivo Therapeutics Holdings Corp. (a)	406,929	1,208,579
OPKO Health, Inc. (a)	78,300	1,109,511
Patterson Cos., Inc.	19,600	956,284
Tenet Healthcare Corp. (a)	20,800	1,029,808
Zimmer Holdings, Inc.	6,100	716,872
Zoetis, Inc.	18,700	865,623
		7,699,213

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCK - 99.40% (continued)	Shares	Fair Value

Industrials - 2.53%
Stanley Black & Decker, Inc.	10,400	$991,744

Information Technology - 16.62%
Cirrus Logic, Inc. (a)	24,600	818,196
eBay, Inc. (a)	14,200	819,056
Jabil Circuit, Inc.	41,200	963,256
Paychex, Inc.	19,400	962,531
Rovi Corp. (a)	33,000	600,930
Symantec Corp.	26,600	621,509
Take-Two Interactive Software, Inc. (a)	30,000	763,650
Teradata Corp. (a)	21,700	957,838
		6,506,966
Telecommunication Services - 3.89%
Sprint Corp. (a)	183,700	870,738
Verizon Communications, Inc.	13,400	651,642
		1,522,380

TOTAL COMMON STOCK (Cost $31,819,327)		38,906,080

MONEY MARKET SECURITIES - 0.00%
Federated Prime Obligations Fund - Institutional Shares, 0.06% (b)	721	721

TOTAL MONEY MARKET SECURITIES (Cost $721)		721

TOTAL INVESTMENTS (Cost $31,820,048) - 99.40%		$38,906,801
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.60%		236,544
NET ASSETS - 100.00%		$39,143,345

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the yield at March 31, 2015, is subject to change and resets daily.

See accompanying notes which are an integral part of these schedules of investments.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCK - 29.55%	Shares	Fair Value

Consumer Discretionary - 1.95%
Superior Industries International, Inc.	23,000	$435,390

Consumer Staples - 11.41%
Clorox Co.	3,400	375,326
Colgate-Palmolive Co.	5,400	374,436
General Mills, Inc.	7,000	396,200
Kraft Foods Group, Inc.	4,100	357,171
Procter & Gamble Co.	4,500	368,730
Sysco Corp.	8,300	313,159
Universal Corp.	7,600	358,416
		2,543,438
Energy - 1.98%
Ship Finance International Ltd.	29,821	441,351

Financials - 6.13%
Bank of Nova Scotia	6,500	326,495
Erie Indemnity Co. - Class A	4,200	366,492
Mid-America Apartment Communities, Inc.	4,500	347,715
Toronto-Dominion Bank	7,600	325,660
		1,366,362
Health Care - 3.00%
Abbott Laboratories	7,900	366,007
Bristol-Myers Squibb Co.	4,700	303,150
		669,157
Industrials - 1.64%
General Dynamics Corp.	2,700	366,471

Information Technology - 1.48%
Cisco Systems, Inc.	11,400	313,785
GT Advanced Technologies, Inc. (e)	45,900	15,395
		329,180
Telecommunication Services - 1.96%
Verizon Communications, Inc.	9,000	437,670

TOTAL COMMON STOCK (Cost $7,207,478)		6,589,019

CORPORATE BONDS - 44.83%	Principal Amount	Fair Value
Bridgemill Finance LLC, 8.000%, 07/15/2017 (b) (d)	$934,207	$929,536
Chukchansi Economic Development Authority, 9.750%, 05/30/2020 (d)	2,227,651	1,414,558
Citigroup, Inc., 8.000%, 01/30/2023	448,000	437,786
Community Choice Financial, Inc., 10.750%, 05/01/2019	1,000,000	532,500

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

CORPORATE BONDS - 44.83% (continued)	Principal Amount	Fair Value

Forest Oil Corp., 7.250%, 06/15/2019	$1,375,000	$244,062
GrafTech International Ltd., 6.375%, 11/15/2020	650,000	521,625
Linn Energy LLC , 6.250%, 11/01/2019	600,000	474,000
JC Penney Corp., Inc., 7.950%, 04/01/2017	398,000	406,955
Morgan Stanley, 7.485%, 03/25/2031 (c)	600,000	599,250
Morgan Stanley, 9.000%, 06/30/2031 (c)	900,000	918,000
Morgan Stanley, 7.970%, 08/30/2028 (c)	350,000	325,500
Natixis US Medium-Term Note Program LLC, 8.000%, 10/31/2034	500,000	443,750
Performance Drilling, 6.000%, 09/30/2022 (b) (f)	1,459,681	1,036,374
Plaza of Orlando Condominium Finance Co. LLC, 5.500%, 05/15/2031 (b) (d) (f)	361,000	299,630
Sanchez Energy Corp., 7.750%, 06/15/2021	500,000	485,000
SG Structured Products, Inc., 10.750%, 11/27/2028 (c)	600,000	542,520
Thornton Drilling Co., 5.000%, 06/15/2018 (b) (f)	477,977	382,382

TOTAL CORPORATE BONDS (Cost $12,480,599)		9,993,428

FOREIGN BONDS DENOMINATED IN US DOLLARS - 14.71%
Bank of Nova Scotia, 5.230%, 07/29/2033 (c)	1,600,000	1,440,000
Barclays Bank PLC, 10.000%, 07/31/2034 (c)	750,000	658,125
Cash Store Financial Services, Inc., 11.500%, 01/31/2017 (d) (g)	1,289,000	194,617
Newland International Properties Corp., 9.500%, 07/03/2017 (d)	632,850	240,483
Newland International Properties Corp., 9.500%, 07/03/2017 (h)	385,990	146,676
Oceanografia SA de CV, 11.250%, 07/15/2015 (e) (g) (h)	1,150,000	22,885
Panama Canal Railway Co., 7.000%, 11/01/2026 (h)	581,000	575,771

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $5,957,011)		3,278,557

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

MONEY MARKET SECURITIES - 0.20%	Shares	Fair Value
Federated Prime Obligations Fund - Institutional Shares, 0.06% (a)	$44,582	$44,582

TOTAL MONEY MARKET SECURITIES (Cost $44,582)		44,582

TOTAL INVESTMENTS (Cost $25,689,670) - 89.29%		$19,905,586
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 10.71%		2,387,978
NET ASSETS - 100.00%		$22,293,564

Percentages are stated as a percent of net assets.

(a)	Variable rate security. Rate shown represents the yield at March 31, 2015 and resets daily.
(b)	This security is currently valued by the Advisor using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.
(c)	Variable rate security. Rate shown represents the rate in effect at March 31, 2015.
(d)	Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.
(e)	Non-income producing security.
(f)	Security is illiquid at March 31, 2015, at which time the aggregate value of illiquid securities is $1,718,386 or 7.71% of net assets.
(g)	Issue is in default.
(h)	Security exempted from registration under Regulation S of the Securities Act of 1933.
(i)	Partial interest payments made during the period ended March 31, 2015.

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCK - 99.23%	Shares	Fair Value

Consumer Discretionary - 12.35%
General Motors Co.	9,950	$373,125
McDonald's Corp.	1,900	185,136
PetMed Express, Inc.	12,000	198,240
Sturm Ruger & Co., Inc.	5,000	248,150
Twenty-First Century Fox, Inc. - Class B	8,000	263,040
		1,267,691
Consumer Staples - 15.86%
Altria Group, Inc.	4,500	225,090
Clorox Co.	2,300	253,897
Nestle SA - ADR	4,200	315,926
Philip Morris International, Inc.	4,200	316,386
Procter & Gamble Co.	3,200	262,208
Unilever NV - ADR	6,100	254,736
		1,628,243
Energy - 6.11%
Chevron Corp.	2,700	283,446
Exxon Mobil Corp.	2,600	221,000
Helmerich & Payne, Inc.	1,800	122,526
		626,972
Financials - 18.47%
Axis Capital Holdings Ltd.	5,700	294,006
CME Group, Inc.	4,000	378,840
Franklin Resources, Inc.	3,300	169,356
M&T Bank Corp.	3,000	381,000
Outfront Media, Inc.	5,400	161,568
PRA Group, Inc. (a)	4,800	260,736
T Rowe Price Group, Inc.	3,100	251,038
		1,896,544
Health Care - 12.19%
Abbott Laboratories	6,500	301,145
AbbVie, Inc.	4,800	280,992
Johnson & Johnson	2,900	291,740
Zoetis, Inc.	8,150	377,264
		1,251,141

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCK - 99.23% (continued)	Shares	Fair Value

Industrials - 18.43%
Boeing Co.	2,200	$330,176
Copa Holdings SA - Class A	2,400	242,328
Houston Wire & Cable Co.	19,300	187,789
Lockheed Martin Corp.	1,700	345,032
Parker-Hannifin Corp.	2,200	261,316
United Technologies Corp.	2,600	304,720
Veritiv Corp. (a)	5,000	220,650
		1,892,011
Information Technology - 14.93%
Apple, Inc.	1,400	174,202
Automatic Data Processing, Inc.	3,600	308,304
CDK Global, Inc.	6,900	322,644
Microsoft Corp.	7,100	288,651
QUALCOMM, Inc.	4,650	322,431
Sabre Corp.	4,800	116,640
		1,532,872
Materials - 0.89%
FMC Corp.	1,600	91,600

TOTAL COMMON STOCK (Cost $9,856,828)		10,187,074

MONEY MARKET SECURITIES - 0.47%
Federated Prime Obligations Fund - Institutional Shares, 0.06% (b)	47,993	47,993

TOTAL MONEY MARKET SECURITIES (Cost $47,993)		47,993

TOTAL INVESTMENTS (Cost $9,904,821) - 99.70%		$10,235,067
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.30%		30,313
NET ASSETS - 100.00%		$10,265,380

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the yield at March 31, 2015, is subject to change and resets daily.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these schedules of investments.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2015 (Unaudited)

The following is a summary of significant accounting policies followed by IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”), IMS Strategic Income Fund (the “Income Fund”) and IMS Dividend Growth Fund (the “Dividend Growth Fund”), each a series of 360 Funds (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuations and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2015 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart on page 32 for more information on the inputs used by the Advisor in determining fair value of such level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Trust has adopted Consolidated Valuation Procedures which established a Valuation Committee (the “VC”) to assist in monitoring all securities that are manually priced (Level 3 securities). The Lead Chairman and Trustee of the Trust, along with the Funds’ Principal Financial Officer and Chief Compliance Officer are members of the VC which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2015 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – The following is a summary of the inputs used to value the Value Fund’s investments as of March 31, 2015:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$38,906,080	$–	$–	$38,906,080
Money Market Securities	721	–	–	721
Total	$38,906,801	$–	$–	$38,906,801

* Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the nine month period ended March 31, 2015, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of March 31, 2015:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$6,589,019	$–	$–	$6,589,019
Corporate Bonds	–	7,345,507	2,647,921	9,993,428
Foreign Bonds	–	3,278,557	–	3,278,557
Money Market Securities	44,582	–	–	44,582
Total	$6,633,601	$10,624,064	$2,647,921	$19,905,586

* Refer to the Schedule of Investments for industry classifications.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2014	Realized gain (loss)		Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2015
Corporate Bonds	$3,435,702	$26,538	(2,525,150)	$(1,646)	$6,802	$–	$(819,475)	$–	$–	$2,647,921
Total	$3,435,702	$26,538	(2,525,150)	$(1,646)	$6,802	$–	$(819,475)	$–	$–	$2,647,921

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2015 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of March 31, 2015:

Quantitative information about Level 3 fair value measurements
	Fair value at 3/31/2015	Valuation technique(s)	Unobservable input	Range (Weighted Average)
Corporate bonds	$1,611,547	Market based	Dealer quote or historical prices	69.5-100 (94.2) (1)
	1,036,374	Discounted cash flow	Discount Rate	14.40% (2)
			Anticipated number of payments	32 (2)
			Anticipated frequency of payment	Quarterly (3)

(1)	A significant decrease in the input in isolation would result in a significantly lower fair valuation measurement.
(2)	A significant increase in this input in isolation would result in a significantly lower fair value measurement.
(3)	A significant increase in this input in isolation would result in a significantly higher fair value measurement.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2015 was $6,802 as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Corporate Bonds	$ 6,802
Total	$ 6,802

The Income Fund did not hold any derivative instruments during the reporting period. During the nine month period ended March 31, 2015, there were no transfers between levels. See reconciliation of investments for Level 3 securities in chart on previous page. The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of March 31, 2015:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$10,187,074	$–	$–	$10,187,074
Money Market Securities	47,993	–	–	47,993
Total	$10,235,067	$–	$–	$10,235,067

*Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dividend Growth Fund did not hold any derivative instruments during the reporting period. During the nine month period ended March 31,2015, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2015 (Unaudited)

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2015 (Unaudited)

Restricted Securities (continued) – At March 31, 2015, the aggregate value of such securities amounted to $3,824,156 and the value amounts to 17.15% of the net assets of the Income Fund.

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Fair Value
Bridgemill Finance, LLC, 8.000%, 07/15/2017	7/12/2007	$934,207	$934,207	$929,536
Cash Store Financial Services, Inc. 11.500%,
01/31/2017	5/21/2012(a)	1,289,000	1,169,210	194,617
Chukchansi Economic Development Authority,
9.750%, 05/30/2020	4/25/2011(b)	2,227,651	1,789,407	1,414,558
Newland International Properties Corp.,
9.500%, 07/03/2017	6/3/2011	1,018,840	897,407	387,159
Oceanografia SA de CV, 11.250%, 07/15/2015	12/6/2012(c)	1,150,000	1,018,414	22,885
Panama Canal Railway Co., 7.000%, 11/01/2026	2/27/2013	581,000	562,620	575,771
Plaza of Orlando Condominium Finance Co. LLC,
5.500%, 05/15/2031	8/30/2006(e)	361,000	329,251	299,630
			$6,700,516	$3,824,156

(a)	Purchased on various dates beginning 05/21/2012.
(b)	Purchased on various dates beginning 04/25/2011.
(c)	Purchased on various dates beginning 12/06/2012.
(d)	Purchased on various dates beginning 04/04/2007.
(e)	Purchased on various dates beginning 08/30/2006.

Investments – As of March 31, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Gross Appreciation	$8,626,362	$200,420	$692,268
Gross (Depreciation)	(1,539,609)	(5,986,966)	(362,022)
Net Appreciation (Depreciation) on Investments	$7,086,753	$(5,786,546)	$330,246
Tax Cost	$31,820,048	$25,692,132	$9,904,821

The difference between book basis and tax basis unrealized appreciation (depreciation) for the Income Fund is attributable to the tax deferral of losses on wash sales.

Item 2.                          Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	May 28, 2015

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	May 28, 2015